Liability in Respect of Government Grants (Tables)	12 Months Ended
Dec. 31, 2025
Liability in Respect of Government Grants [Abstract]
Schedule of Changes in Liability in Respect of Government Grants

The following tabular represents the changes in liability in respect of government grants in the reported periods:

	Year ended December 31,
	2025	2024	2023

Balance as of January 1,	960	1,328	1,254
Adjustment of the liability in respect of government grants in respect of change in the expected discounted cash flows and exchange rate differentials (*)	(735)	(224)	74
Royalties payable to the IIA	(50)	(144)	-
Balance as of December 31,	175	960	1,328

	December 31,
	2025	2024

Current liability	62	239
Non-current liability	113	721
Balance as of December 31,	175	960

(*)	Due to a change in management assessment regarding the amount and timing of the expected cash flows, the Company recognized a decrease in the liability in respect of government grants in the years ended December 31, 2024 and 2025.